Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2021 USD ($) agreement	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loss Contingencies
Number of health plans results in renegotiation	1	1
Renegotiation of Health Plan Agreement Due to Discrepancy
Loss Contingencies
Settlement amount	$ 11.7	$ 11.7	$ 5.0	$ 5.0